Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Total undiscounted cash flow	€ 924,642	€ 312,228
Less: interest to be paid	215,720	4,818
Total	708,922	307,410
Less than 1 year [Member]
Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities based on undiscounted	185,738	82,666
1 to 3 years [Member]
Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities based on undiscounted	162,949	144,273
More than 5 years [Member]
Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities based on undiscounted	€ 575,955	€ 85,289